Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Non-Current Assets Comprise

Other non-current assets comprise:

	As of March 31,
	2012	2013
	US$	US$
Promissory notes *	1,100,000	—
Prepaid expenses	307,946	187,176
Rent deposits	699,223	825,055
Loans to employees	61,422	32,143

Total	2,168,591	1,044,374

*	The Company had subscribed to convertible promissory notes (referred to as the “notes”) issued by Examville.com LLC, for total cash consideration of US$1,100,000. These notes are convertible into equity shares of issuer of the notes at a conversion price that will be determined based on the issuance price of equity shares issued for future financing. If not converted during a specified period, as per the respective terms, notes shall be redeemed at par on maturity. During the year ended March 31, 2013, the Company recorded an other than temporary impairment loss of US$1,100,000 because the Company does not expect to recover the carrying amount.